Equity Method Investments and VIEs Equity Method Investments and VIEs - VIEs that are consolidated (Details)					12 Months Ended
		Feb. 19, 2016 USD ($)	Nov. 03, 2015 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) MW	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 02, 2015 USD ($) MW	May 07, 2015
Variable Interest Entity [Line Items]
Other Assets	[1]				$ 2,504,000,000	$ 2,325,000,000
Power Generation Capacity, Megawatts | MW	[2]				4,997
Proceeds from Noncontrolling Interests					$ 5,000,000	122,000,000	$ 190,000,000
Property, Plant and Equipment, Net	[1]				5,460,000,000	5,878,000,000
Total Assets	[1]				8,620,000,000	8,622,000,000
Liabilities	[1]				$ 6,316,000,000	$ 5,982,000,000
November 2015 Drop Down Assets [Member]
Variable Interest Entity [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								75.00%
Number of Facilities								12
Payments to Acquire Businesses, Gross		$ 207,000,000	$ 209,000,000
Business Acquisition, Consideration Transferred, Working Capital		$ 2,000,000
Wind Farms [Member]
Variable Interest Entity [Line Items]
Power Generation Capacity, Megawatts | MW	[2]				1,999
Wind Farms [Member] | November 2015 Drop Down Assets [Member]
Variable Interest Entity [Line Items]
Power Generation Capacity, Megawatts | MW								814
Wind Farms [Member] | Spring Canyon [Member]
Variable Interest Entity [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									90.10%
Wind Farms [Member] | Spring Canyon II [Member]
Variable Interest Entity [Line Items]
Power Generation Capacity, Megawatts | MW					32
Wind Farms [Member] | Spring Canyon III [Member]
Variable Interest Entity [Line Items]
Power Generation Capacity, Megawatts | MW					28
Financial Institutions [Member] | November 2015 Drop Down Assets [Member]
Variable Interest Entity [Line Items]
Taxable Income Allocation, Pre-Flip			99.00%
Taxable Income Allocation, Post-Flip			8.53%
Pre-Flip Point [Member] | November 2015 Drop Down Assets [Member]
Variable Interest Entity [Line Items]
Percentage of Cash Available for Distributions			75.00%
Post-Flip Point [Member] | November 2015 Drop Down Assets [Member]
Variable Interest Entity [Line Items]
Percentage of Cash Available for Distributions			68.60%
Pre-determined Date Through Flip Point If Flip Has Not Occured [Member] | Financial Institutions [Member] | November 2015 Drop Down Assets [Member]
Variable Interest Entity [Line Items]
Percentage of Cash Available for Distributions			100.00%
November 2015 Drop Down Assets [Member]
Variable Interest Entity [Line Items]
Other Assets					$ 193,000,000
Property, Plant and Equipment, Net					441,000,000
Intangible Assets, Net (Excluding Goodwill)					2,000,000
Total Assets					636,000,000
Liabilities					209,000,000
Noncontrolling Interest in Variable Interest Entity					139,000,000
Net Assets					288,000,000
Alta X and XI TE Holdco [Member]
Variable Interest Entity [Line Items]
Other Assets					17,000,000
Property, Plant and Equipment, Net					461,000,000
Intangible Assets, Net (Excluding Goodwill)					274,000,000
Total Assets					752,000,000
Liabilities					9,000,000
Noncontrolling Interest in Variable Interest Entity					107,000,000
Net Assets					$ 636,000,000
Alta X and XI TE Holdco [Member] | Financial Institutions [Member]
Variable Interest Entity [Line Items]
Taxable Income Allocation, Pre-Flip					99.00%
Taxable Income Allocation, Post-Flip					5.00%
Proceeds from Noncontrolling Interests				$ 119,000,000
Alta X and XI TE Holdco [Member] | Post-Flip Point [Member]
Variable Interest Entity [Line Items]
Percentage of Cash Available for Distributions					97.12%
Alta X and XI TE Holdco [Member] | Pre-determined Date Through Flip Point If Flip Has Not Occured [Member] | Financial Institutions [Member]
Variable Interest Entity [Line Items]
Percentage of Cash Available for Distributions					100.00%
Alta X and XI TE Holdco [Member] | First Year [Member]
Variable Interest Entity [Line Items]
Percentage of Cash Available for Distributions					100.00%
Alta X and XI TE Holdco [Member] | Second Year through Flip Point [Member]
Variable Interest Entity [Line Items]
Percentage of Cash Available for Distributions					94.34%
Spring Canyon [Member]
Variable Interest Entity [Line Items]
Other Assets					$ 4,000,000
Property, Plant and Equipment, Net					100,000,000
Intangible Assets, Net (Excluding Goodwill)					0
Total Assets					104,000,000
Liabilities					6,000,000
Noncontrolling Interest in Variable Interest Entity					67,000,000
Net Assets					$ 31,000,000
Spring Canyon [Member] | Pre-Flip Point [Member]
Variable Interest Entity [Line Items]
Percentage of Cash Available for Distributions					65.19%
Spring Canyon [Member] | Pre-Flip Point [Member] | Financial Institutions [Member]
Variable Interest Entity [Line Items]
Percentage of Cash Available for Distributions					34.81%
Spring Canyon [Member] | Post-Flip Point [Member]
Variable Interest Entity [Line Items]
Percentage of Cash Available for Distributions					95.00%
Spring Canyon [Member] | Post-Flip Point [Member] | Financial Institutions [Member]
Variable Interest Entity [Line Items]
Percentage of Cash Available for Distributions					5.00%

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.